Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets
7.	Prepayments and Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2011	2012
Prepaid insurance	745	652
VAT receivable	14,038	12,736
Receivables from storage facilities	2,459	1,304
Receivables from voyages	1,794	2,631
Other prepayments	12,537	14,809
Total	31,573	32,132